Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000218810 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income ETF
Class Name	JPMorgan Equity Premium Income ETF
Trading Symbol	JEPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income ETF returned 8.67% for the twelve months ended June 30, 2025. The S&P 500 Index returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 57% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation in Regeneron Pharmaceuticals, Inc. and underweight allocation in Tesla, Inc. were among the top detractors.
  The Fund’s security selection in the financials sector contributed to performance.
  The Fund’s underweight allocation in Apple, Inc. and overweight allocation in Oracle Corp. were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income ETF - Net Asset Value	May 20, 2020	8.67%	11.61%	11.68%
S&P 500 Index		15.16	16.64	17.26
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.71

Performance Inception Date	May 20, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 40,993,558,533
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 129,793,782
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$40,993,558,533
Total number of portfolio holdings	122
Portfolio turnover rate	172%
Total advisory fees paid	$129,793,782

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000229631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Value ETF
Class Name	JPMorgan Active Value ETF
Trading Symbol	JAVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Value ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Value ETF	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Value ETF returned 12.27% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals, Inc. detracted from performance.
  The Fund’s security selection in the consumer staples and information technology sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International, Inc. and Wells Fargo & Co. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Value ETF - Net Asset Value	October 4, 2021	12.27%	9.43%
Russell 1000 Index		15.66	11.21
Russell 1000 Value Index		13.70	8.06

Performance Inception Date	Oct. 04, 2021
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 3,678,757,958
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 10,531,763
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$3,678,757,958
Total number of portfolio holdings	158
Portfolio turnover rate	111%
Total advisory fees paid	$10,531,763

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000231438 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
Class Name	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
Trading Symbol	JMEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small & Mid Cap Enhanced Equity ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small & Mid Cap Enhanced Equity ETF returned 5.65% for the twelve months ended June 30, 2025. The S&P Composite 1500 Index returned 14.48% and the S&P 1000 Index (the "Index") returned 6.60% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the software & services and industrial cyclical sectors detracted from performance.
  The Fund’s underweight allocation in Texas Pacific Land Corporation and Hims & Hers Health, Inc. were among the top detractors.
  The Fund’s security selection in the finance and pharmaceuticals sectors contributed to performance.
  The Fund’s overweight allocation in Exelixis, Inc. and TransMedics Group, Inc. were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small & Mid Cap Enhanced Equity ETF - Net Asset Value	July 31, 1998*	5.65%	14.06%	8.74%
S&P Composite 1500 Index		14.48	16.35	13.23
S&P 1000 Index		6.60	12.89	8.88
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Jul. 31, 1998	[1]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,839,500,430
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 3,861,665
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,839,500,430
Total number of portfolio holdings	607
Portfolio turnover rate	37%
Total advisory fees paid	$3,861,665

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective September 30, 2024, the Fund changed its name from JPMorgan Market Expansion Enhanced Equity ETF to JPMorgan Small & Mid Cap Enhanced Equity ETF.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Name [Text Block]	Effective September 30, 2024, the Fund changed its name from JPMorgan Market Expansion Enhanced Equity ETF to JPMorgan Small & Mid Cap Enhanced Equity ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000235594 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Equity Premium Income ETF
Class Name	JPMorgan Nasdaq Equity Premium Income ETF
Trading Symbol	JEPQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Nasdaq Equity Premium Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Nasdaq Equity Premium Income ETF returned 9.81% for the twelve months ended June 30, 2025. The S&P 500 Index returned 15.16%, the Nasdaq-100 Index (the "Index") returned 16.10%, and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 61% of the Index’s positive return with 76% of its volatility.
  The Fund’s security selection in the health care and information technology sectors detracted from performance.
  The Fund’s underweight allocation in Gilead Sciences, Inc. and Broadcom, Inc. were among the top detractors.
  The Fund’s security selection in the communication services sector contributed to performance.
  The Fund’s underweight allocation in Moderna, Inc. and Pinduoduo, Inc. were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value	May 3, 2022	9.81%	14.56%
S&P 500 Index		15.16	15.13
Nasdaq-100 Index		16.10	20.02
ICE BofA 3-Month US Treasury Bill Index		4.68	4.36

Performance Inception Date	May 03, 2022
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 28,051,847,157
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 70,738,596
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$28,051,847,157
Total number of portfolio holdings	108
Portfolio turnover rate	168%
Total advisory fees paid	$70,738,596

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.

C000237212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Growth ETF
Class Name	JPMorgan Active Growth ETF
Trading Symbol	JGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Growth ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Growth ETF	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Growth ETF returned 14.62% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc and not owning Palantir Technologies, Inc. detracted from performance.
  The Fund’s security selection in the technology and consumer staples sectors contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and overweight allocation to Netflix, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Growth ETF - Net Asset Value	August 8, 2022	14.62%	20.90%
Russell 1000 Index		15.66	16.46
Russell 1000 Growth Index		17.22	21.41

Performance Inception Date	Aug. 08, 2022
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,386,023,937
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 17,682,196
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,386,023,937
Total number of portfolio holdings	107
Portfolio turnover rate	47%
Total advisory fees paid	$17,682,196

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000240858 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Small Cap Value ETF
Class Name	JPMorgan Active Small Cap Value ETF
Trading Symbol	JPSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Small Cap Value ETF	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Small Cap Value ETF returned 3.93% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and financials sectors detracted from performance.
  The Fund’s overweight allocation to Chord Energy Corp. and Weatherford International plc detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and Patterson Companies, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Small Cap Value ETF - Net Asset Value	March 7, 2023	3.93%	6.32%
Russell 3000 Index		15.30	21.68
Russell 2000 Value Index		5.54	5.81

Performance Inception Date	Mar. 07, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 23,652,333
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 140,091
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$23,652,333
Total number of portfolio holdings	110
Portfolio turnover rate	43%
Total advisory fees paid	$140,091

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000241195 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Focus ETF
Class Name	JPMorgan Equity Focus ETF
Trading Symbol	JPEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Focus ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Focus ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Focus ETF returned 13.30% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer staples and health care sectors detracted from performance.
  The Fund’s overweight allocation to Regeneron Pharmaceuticals, Inc. and UnitedHealth Group Inc. detracted from performance.
  The Fund’s security selection in the energy and financials sectors contributed to performance.
  The Fund’s overweight allocation to Kinder Morgan, Inc. and Capital One Financial Corporation contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Focus ETF - Net Asset Value	July 29, 2011*	13.30%	18.61%	14.51%
S&P 500 Index		15.16	16.64	13.65
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Jul. 29, 2011	[2]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,555,075,912
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 5,362,637
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,555,075,912
Total number of portfolio holdings	40
Portfolio turnover rate	24%
Total advisory fees paid	$5,362,637

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000243013 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Tech Leaders ETF
Class Name	JPMorgan U.S. Tech Leaders ETF
Trading Symbol	JTEK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Tech Leaders ETF	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Tech Leaders ETF returned 22.02% for the twelve months ended June 30, 2025. The S&P 500 Index returned 15.16% and the Russell 1000 Equal Weight Technology Index (the "Index") returned 15.10% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the semiconductors and consumer digital services subsectors within the information technology sector contributed to performance.
  The Fund’s overweight allocation to Robinhood and Nvidia Corp. contributed to performance.
  The Fund’s security selection in the software and electronic components subsectors within the information technology sector detracted from performance.
  The Fund’s lack of exposure to Palantir Technologies, Inc. and MicroStrategy, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Tech Leaders ETF - Net Asset Value	October 4, 2023	22.02%	35.16%
S&P 500 Index		15.16	25.83
Russell 1000 Equal Weight Technology Index		15.10	22.01

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,957,302,387
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,567,715
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,957,302,387
Total number of portfolio holdings	63
Portfolio turnover rate	68%
Total advisory fees paid	$6,567,715

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Large Core ETF
Class Name	JPMorgan Fundamental Data Science Large Core ETF
Trading Symbol	LCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Large Core ETF	$29	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.30%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Fundamental Data Science Large Core ETF returned 19.59% for the period since inception through June 30, 2025. The S&P 500 Index (the "Index") returned 20.38% for the period.
  The Fund’s security selection in the health care and utilities sectors detracted from performance.
  The Fund’s overweight allocation in Regeneron Pharmaceuticals, Inc. and underweight allocation in Netflix, Inc. were among the top detractors.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation in Howmet Aerospace, Inc. and Philip Morris International, Inc. were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION
JPMorgan Fundamental Data Science Large Core ETF - Net Asset Value	August 7, 2024	19.59%
S&P 500 Index		20.38

Performance Inception Date	Aug. 07, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 13,333,749
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 33,495
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$13,333,749
Total number of portfolio holdings	101
Portfolio turnover rate	15%
Total advisory fees paid	$33,495

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251450 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Mid Core ETF
Class Name	JPMorgan Fundamental Data Science Mid Core ETF
Trading Symbol	MCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Mid Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Mid Core ETF	$33	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.35%	[4]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Fundamental Data Science Mid Core ETF returned 13.34% for the period since inception through June 30, 2025. The Russell 3000 Index returned 20.17% and the Russell Midcap Index (the "Index") returned 15.96% for the period.
  The Fund’s security selection in the information technology and materials sectors detracted from performance.
  The Fund’s underweight allocation in AppLovin Corp. and overweight allocation in Diamondback Energy, Inc. were among the top detractors.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  The Fund’s overweight allocation in Howmet Aerospace, Inc. and Natera, Inc. were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION
JPMorgan Fundamental Data Science Mid Core ETF - Net Asset Value	August 7, 2024	13.34%
Russell 3000 Index		20.17
Russell Midcap Index		15.96

Performance Inception Date	Aug. 07, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,725,648
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 20,418
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,725,648
Total number of portfolio holdings	165
Portfolio turnover rate	29%
Total advisory fees paid	$20,418

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251451 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Small Core ETF
Class Name	JPMorgan Fundamental Data Science Small Core ETF
Trading Symbol	SCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Small Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Small Core ETF	$37	0.40%
*	This charge is annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.40%	[5]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Fundamental Data Science Small Core ETF returned 8.40% for the period since inception through June 30, 2025. The Russell 3000 Index returned 20.17% and the Russell 2000 Index (the "Index") returned 7.87% for the period.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  The Fund’s overweight allocation in Credo Technology Group Holding Ltd. and iRhythm Technologies, Inc. were among the top contributors.
  The Fund’s security selection in the consumer discretionary and health care sectors detracted from performance.
  The Fund’s overweight allocation in Maravai LifeSciences Holdings, Inc. and Steven Madden Ltd. were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION
JPMorgan Fundamental Data Science Small Core ETF - Net Asset Value	August 7, 2024	8.40%
Russell 3000 Index		20.17
Russell 2000 Index		7.87

Performance Inception Date	Aug. 07, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,450,939
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 22,121
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,450,939
Total number of portfolio holdings	243
Portfolio turnover rate	36%
Total advisory fees paid	$22,121

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000257449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Large Cap ETF
Class Name	JPMorgan U.S. Research Enhanced Large Cap ETF
Trading Symbol	JUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Large Cap ETF (the "Fund") for the period of March 13, 2025 (fund inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Research Enhanced Large Cap ETF	$6	0.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.20%	[6]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Large Cap ETF returned 12.53% for the period since inception through June 30, 2025. The S&P 500 Index (the "Index") returned 12.69% for the period.
  The Fund’s security selection in the hardware & semiconductors and industrial cyclical sectors contributed to performance.
  The Fund's overweight allocation in Howmet Aerospace, Inc. and Seagate Technology Holdings plc were among the top contributors.
  The Fund’s security selection in the pharmaceutical/medical technology and health services & systems sectors detracted from performance.
  The Fund's overweight allocation in UnitedHealth Group, Inc. and Bristol-Myers Squibb Co. were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION
JPMorgan U.S. Research Enhanced Large Cap ETF - Net Asset Value	March 13, 2025	12.53%
S&P 500 Index		12.69

Performance Inception Date	Mar. 13, 2025
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 22,460,006
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 10,260
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$22,460,006
Total number of portfolio holdings	238
Portfolio turnover rate	6%
Total advisory fees paid	$10,260

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)

[1]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[2]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.